Financial instruments and risk management (Details 6) - Foreign Currency Derivatives [Member] - Currency risk [member] R$ in Thousands	12 Months Ended
Dec. 31, 2022 BRL (R$)
IfrsStatementLineItems [Line Items]
Average foreign exchange rate	5.2177
Exposure to credit risk on loan commitments and financial guarantee contracts	R$ 22,212,321
Dollar Depreciation (-25%) [Member]
IfrsStatementLineItems [Line Items]
Average foreign exchange rate	3.9133
Exposure to credit risk on loan commitments and financial guarantee contracts	R$ 5,553,080
Dollar Depreciation Minus 10 Percent [Member]
IfrsStatementLineItems [Line Items]
Average foreign exchange rate	4.6959
Exposure to credit risk on loan commitments and financial guarantee contracts	R$ 2,221,232
Dollar Appreciation Plus 10 Percent [Member]
IfrsStatementLineItems [Line Items]
Average foreign exchange rate	5.7395
Exposure to credit risk on loan commitments and financial guarantee contracts	R$ (2,221,232)
Dollar Appreciation Plus 25 Percent [Member]
IfrsStatementLineItems [Line Items]
Average foreign exchange rate	6.5221
Exposure to credit risk on loan commitments and financial guarantee contracts	R$ (5,553,080)